Financial Statement Information - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 37,665	$ 31,071
Less accumulated depreciation and amortization		(19,256)	(15,545)
Total property and equipment, net	$ 20,286	18,409	15,526
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		8,851	7,781
Computer equipment and software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		7,844	6,599
Office furniture and equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		4,185	3,898
Manufacturing and scientific equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 16,785	$ 12,793